Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) In Thousands, unless otherwise specified		12 Months Ended
	Dec. 31, 2014 Euro-denominated interest rate swaps [Member] EUR (€)	Dec. 31, 2014 Euro-denominated interest rate swaps [Member] Euro Interbank Offered Rate Euribor [Member] USD ($)	Dec. 31, 2014 U.S. Dollar-denominated interest rate swaps 1 [Member] London Interbank Offered Rate (LIBOR) [Member] USD ($)	Dec. 31, 2014 U.S. Dollar-denominated interest rate swaps 2 [Member] London Interbank Offered Rate (LIBOR) [Member] USD ($)	Dec. 31, 2014 Interest rate swap agreements [Member] USD ($)
Derivative [Line Items]
Principal Amount	€ 235,600	$ 284,993	$ 3,357,287	$ 500,000
Fair Value / Carrying Amount of Asset / (Liability)		$ (45,810)	$ (342,772)	$ (17,150)	$ (405,732)
Weighted-Average Remaining Term (Years)		6 years	5 years 9 months 18 days	9 months 18 days
Fixed Interest Rate		3.10%	3.50%	3.10%